Shareholder Equity (Details) - Schedule of Share-Based Compensation Related to Equity Plans - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Related To Equity Plans Abstract
Cost of sales	$ 5,288	$ 11,740	$ 17,455	$ 48,842	$ 62,099	$ 7,940
Technology and development	13,386	13,386	40,158	46,348	59,734	19,226
Sales, general and administrative	$ 117,460	$ 330,142	$ 386,255	$ 1,642,800	2,179,902	3,860,686
Total					$ 2,301,735	$ 3,887,852